Investment Risks	Dec. 29, 2025
Green California Tax-Free Income Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Debt security prices may decline due to rising interest rates. The price of debt securities with longer maturities is typically affected more by rising interest rates than the price of debt securities with shorter maturities.

Green California Tax-Free Income Fund | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk. If interest rates fall, issuers of callable bonds may repay securities with higher interest rates before maturity. This could cause the Fund to lose potential price appreciation and reinvest the proceeds in securities with lower interest rates or more credit risk.

Green California Tax-Free Income Fund | Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Credit Risk. An issuer or guarantor of a debt security may be unable or unwilling to make scheduled payments of interest and principal. Actual or perceived deterioration in an issuer’s or guarantor’s financial condition may affect a security’s value.

Green California Tax-Free Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may result from the lack of an active market or a reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified under circumstances that cause increased supply in the market due to unusually high selling activity.

Green California Tax-Free Income Fund | ESG Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ESG Risk. The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Green California Tax-Free Income Fund | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Income Risk. The income you earn from a Fund may decline due to declining interest rates. This is because, in a falling interest rate environment, a Fund generally will have to invest the proceeds from sales of Fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see “Call Risk” above), into lower-yielding securities.

Green California Tax-Free Income Fund | Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Manager Risk. Shelton Capital Management’s opinion about the intrinsic worth or creditworthiness of an issuer or security may be incorrect or the market may continue to undervalue an issuer or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

Green California Tax-Free Income Fund | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. To the extent the Fund is managed as a non-diversified investment company, it is subject to the greater risk that the value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as operational performance, financial leverage and investment- level performance. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. Additionally, the Fund may be subject to greater risk, because the Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Green California Tax-Free Income Fund | U.S. Municipal Bond Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Municipal Bond Risk. Like other bonds, U.S. municipal bonds are subject to credit risk, interest rate risk, liquidity risk, and call risk. However, the obligations of some municipal issuers may not be enforceable through the exercise of traditional creditors’ rights. The reorganization under federal bankruptcy laws of a municipal bond issuer may result in the bonds being cancelled without payment or repaid only in part, or in delays in collecting principal and interest.

Green California Tax-Free Income Fund | State-Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

State-Specific Risk. Since the Fund only invests in securities issued by entities in the state of California, it is exposed to economic and political developments in California that negatively impact those issuers.

Green California Tax-Free Income Fund | Bankruptcy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Bankruptcy Risk. The risk that an issuer seeks protection under bankruptcy laws. In such a circumstance, the principal value of the bond would be expected to decline.
Green California Tax-Free Income Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Green California Tax-Free Income Fund | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience volatility in recent months and years due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, technological developments such as artificial intelligence, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of global pandemics. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to market volatility and may do so in the future. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

Green California Tax-Free Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Green California Tax-Free Income Fund | Risk Money Market Fund Price Fluctuates [Member]
Prospectus [Line Items]
Risk [Text Block]	You should expect the Fund’s share price and total return to fluctuate.
S&P 500 Index Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

S&P 500 Index Fund | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience volatility in recent months and years due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, technological developments such as artificial intelligence, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of global pandemics. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to market volatility and may do so in the future. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

S&P 500 Index Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund’s target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

S&P 500 Index Fund | Market Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in the U.S. stock market and is designed to track passively the performance of the large-cap sector. In an attempt to accurately track the performance of the S&P 500 Index, the Fund does not intend to take steps to reduce its market exposure.

S&P 500 Index Fund | Economic and Political Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Political Risks. The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

S&P 500 Index Fund | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. A Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the underlying index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the underlying index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s net asset value), differences in transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or other distributions, interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the underlying index or the costs to the Fund of complying with various new or existing regulatory requirements. These risks may be heightened during times of increased market volatility or other unusual market conditions. In addition, tracking error may result because the Fund incurs fees and expenses, while the underlying index does not.

S&P 500 Index Fund | LargeCap Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

LargeCap Stock Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

S&P 500 Index Fund | Stock Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Futures Risk. Although the Fund’s primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the Index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the Index, the Fund’s performance relative to the Index will change.

S&P 500 Index Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Sector Risk. Companies in the information technology sector may be adversely affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, both domestically and internationally, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and competition for the services of qualified personnel. Companies in the information technology sector also face competition or potential competition with numerous alternative technologies. In addition, the highly competitive information technology sector may cause the prices for these products and services to decline in the future.

S&P 500 Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund, and the Fund could underperform other investments.
S&P 500 Index Fund | Risk Money Market Fund Price Fluctuates [Member]
Prospectus [Line Items]
Risk [Text Block]	You should expect the Fund’s share price and total return to fluctuate within a wide range.
S&P MidCap Index Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

S&P MidCap Index Fund | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience volatility in recent months and years due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, technological developments such as artificial intelligence, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of global pandemics. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to market volatility and may do so in the future. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

S&P MidCap Index Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund’s target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

S&P MidCap Index Fund | Market Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in the U.S. stock market and is designed to track passively the performance of the midcap sector. In an attempt to accurately track the performance of the MidCap 400 Index, the Fund does not intend to take steps to reduce its market exposure.

S&P MidCap Index Fund | Economic and Political Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Political Risks. The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

S&P MidCap Index Fund | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. A Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the underlying index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the underlying index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s net asset value), differences in transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or other distributions, interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the underlying index or the costs to the Fund of complying with various new or existing regulatory requirements. These risks may be heightened during times of increased market volatility or other unusual market conditions. In addition, tracking error may result because the Fund incurs fees and expenses, while the underlying index does not.

S&P MidCap Index Fund | Stock Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Futures Risk. Although the Fund’s primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the Index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the Index, the Fund’s performance relative to the Index will change.

S&P MidCap Index Fund | MidCap Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MidCap Stock Risk. The risk that stocks of relatively smaller capitalization within the midcap range of companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Relatively smaller capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

S&P MidCap Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund, and the Fund could underperform other investments.
S&P MidCap Index Fund | Risk Money Market Fund Price Fluctuates [Member]
Prospectus [Line Items]
Risk [Text Block]	You should expect the Fund’s share price and total return to fluctuate within a wide range.
S&P SmallCap Index Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

S&P SmallCap Index Fund | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience volatility in recent months and years due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, technological developments such as artificial intelligence, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of global pandemics. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to market volatility and may do so in the future. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

S&P SmallCap Index Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund’s target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

S&P SmallCap Index Fund | Market Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in the U.S. stock market and is designed to track passively the performance of the small-cap sector. In an attempt to accurately track the performance of the SmallCap 600 Index, the Fund does not intend to take steps to reduce its market exposure.

S&P SmallCap Index Fund | Economic and Political Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Political Risks. The impact of positive or negative economic and political events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

S&P SmallCap Index Fund | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. A Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the underlying index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the underlying index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s net asset value), differences in transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or other distributions, interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the underlying index or the costs to the Fund of complying with various new or existing regulatory requirements. These risks may be heightened during times of increased market volatility or other unusual market conditions. In addition, tracking error may result because the Fund incurs fees and expenses, while the underlying index does not.

S&P SmallCap Index Fund | Stock Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Futures Risk. Although the Fund’s primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the Index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the Index, the Fund’s performance relative to the Index will change.

S&P SmallCap Index Fund | SmallCap Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

SmallCap Stock Risk. The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

S&P SmallCap Index Fund | Financial Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Financial Sector Risk. The Fund may invest in companies in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. This sector can be significantly affected by changes in interest rates, government regulation, the rate of defaults on corporate, consumer and government debt, and the availability and cost of capital. These factors and events have had, and may continue to have, a significant negative impact on the valuations and stock prices of companies in this sector and have increased the volatility of investments in this sector.

S&P SmallCap Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund, and the Fund could underperform other investments.
S&P SmallCap Index Fund | Risk Money Market Fund Price Fluctuates [Member]
Prospectus [Line Items]
Risk [Text Block]	You should expect the Fund’s share price and total return to fluctuate within a wide range.
Shelton Equity Income Fund | Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Manager Risk. Shelton Capital Management’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

Shelton Equity Income Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Shelton Equity Income Fund | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience volatility in recent months and years due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, technological developments such as artificial intelligence, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of global pandemics. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to market volatility and may do so in the future. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

Shelton Equity Income Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund’s target index may, at times, become focused in stocks of a sector, category or group of companies, which could cause Fund to underperform the overall stock market.

Shelton Equity Income Fund | Market Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in the U.S. stock markets. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, investment in this Fund would lose money.

Shelton Equity Income Fund | Economic and Political Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Political Risks. Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Shelton Equity Income Fund | LargeCap Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

LargeCap Stock Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Shelton Equity Income Fund | Stock Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Futures Risk. The Fund’s primary risks are associated with changes in the stock market. However, there are other risks associated with the Fund. For example, the Fund may invest in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts owned by the Fund do not perform well, the Fund’s performance will be impacted.

Shelton Equity Income Fund | Option Call and Put Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Call and Put Risk. The Fund’s option strategy may limit the upside performance of any position for which a call is sold and may increase costs when puts are purchased. When selling a call, the Fund is effectively selling upside stock performance in exchange for immediate cash flow. In markets where a stock position goes up dramatically, this could cause the Fund to under-perform its benchmark and the equity markets in general. When buying a put, the Fund is spending a premium to protect the downward movement of the value of a position in the Fund’s portfolio. In the event the value of the position went up during the life of the put option, the option would expire without value and the Fund will have lost the premium paid.

Shelton Equity Income Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Investing with derivatives, such as options, and equity index futures, or other futures contracts involves risks additional to and possibly greater than those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. Derivative transactions may be volatile, and can create leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction, if any. The Fund may not be able to close a derivatives position at an advantageous time or price. For over-the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund.

Shelton Equity Income Fund | Sector Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Sector Risks. The Fund is primarily invested in U.S. value stocks and is designed to provide a dividend yield as well as the potential for capital appreciation. At times, the Fund may hold a concentrated position in the banking and financial sector. Therefore, the Fund’s performance may be significantly impacted by the performance of this sector.

Shelton Equity Income Fund | Value Securities Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Value Securities Risks. Value stocks are typically purchased at prices that appear to be low relative to other similar securities. Often these companies might be “out of favor” with the market as a whole because of business weakness or failures. Value stocks may fall out of favor with investors and underperform other asset types during any given period. A company may never achieve a normalization of the stock price that the Adviser anticipates.

Shelton Equity Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Shelton Equity Income Fund | Risk Money Market Fund Price Fluctuates [Member]
Prospectus [Line Items]
Risk [Text Block]	You should expect the Fund’s share price and total return to fluctuate within a wide range.
Nasdaq-100 Index Fund | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. To the extent the Fund is managed as a non-diversified investment company, it is subject to the greater risk that the value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as operational performance, financial leverage and investment- level performance. The value of the Fund may decrease in response to the activities and financial prospects of an individual security in the Fund’s portfolio. Additionally, the Fund may be subject to greater risk, because the Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Nasdaq-100 Index Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Nasdaq-100 Index Fund | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience volatility in recent months and years due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, technological developments such as artificial intelligence, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of global pandemics. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to market volatility and may do so in the future. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

Nasdaq-100 Index Fund | Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers. The Fund’s target index may, at times, become focused in stocks of a particular sector, category or group of companies, which could cause Fund to underperform the overall stock market.

Nasdaq-100 Index Fund | Market Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund primarily invests in U.S. stocks and is designed to track the overall performance of the Nasdaq-100 Index®. In an attempt to accurately track the performance of the Nasdaq-100 Index, the Fund will typically not take steps to reduce its market exposure.

Nasdaq-100 Index Fund | Economic and Political Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Political Risks. These effects may be short-term by causing a change in the market that is corrected in a year or less, or they may have long-term impacts which may cause changes in the market that may last for many years. Some factors may affect changes in one sector of the economy or one stock, but don’t have an impact on the overall market. The particular sector of the economy or the individual stock may be affected for a short or long-term.

Nasdaq-100 Index Fund | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. A Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the underlying index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the underlying index, pricing differences (including, as applicable, differences between a security’s price at the local market close and the Fund’s valuation of a security at the time of calculation of the Fund’s net asset value), differences in transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or other distributions, interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the underlying index or the costs to the Fund of complying with various new or existing regulatory requirements. These risks may be heightened during times of increased market volatility or other unusual market conditions. In addition, tracking error may result because the Fund incurs fees and expenses, while the underlying index does not.

Nasdaq-100 Index Fund | LargeCap Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

LargeCap Stock Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Nasdaq-100 Index Fund | Stock Futures Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Stock Futures Risk. Although the Fund’s primary risks are associated with changes in the stock market, there are other risks associated with the Fund. These risks generally apply to how well the Fund tracks the Index. For example, the Fund invests in futures contracts to the extent that it holds cash in the portfolio. If these futures contracts do not track the Index, the Fund’s performance relative to the Index will change.

Nasdaq-100 Index Fund | Information Technology Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Information Technology Sector Risk. Companies in the information technology sector may be adversely affected by the failure to obtain, or delays in obtaining, financing or regulatory approval, intense competition, both domestically and internationally, product compatibility, consumer preferences, corporate capital expenditure, rapid obsolescence and competition for the services of qualified personnel. Companies in the information technology sector also face competition or potential competition with numerous alternative technologies. In addition, the highly competitive information technology sector may cause the prices for these products and services to decline in the future.

Nasdaq-100 Index Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Investing with derivatives, such as options, and equity index futures, or other futures contracts involves risks additional to and possibly greater than those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. Derivative transactions may be volatile, and can create leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction, if any. The Fund may not be able to close a derivatives position at an advantageous time or price. For over-the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund.

Nasdaq-100 Index Fund | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Nasdaq-100 Index is subject to concentration risk. First, it is a modified-capitalization weighted index, meaning that except for some modifications, companies are weighted based on their size. Thus, the poor performance of the largest companies within the Index could result in the negative performance of the Index and the Fund. Additionally, the significant concentration of information technology stocks makes the Fund’s performance particularly sensitive to this specific sector. Negative performance in the information technology sector will result in negative Fund performance.

Nasdaq-100 Index Fund | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Investment Risk. Securities of non-U.S. issuers (including ADRs and other securities that represent interests in a non-U.S. issuer’s securities) may be less liquid, more volatile, and harder to value than U.S. securities. Non-U.S. issuers may be subject to political, economic, or market instability or unfavorable government action in their local jurisdictions or economic sanctions or other restrictions imposed by U.S. or foreign regulators. There may be less information publicly available about non-U.S. issuers and their securities, and those issuers may be subject to lower levels of government regulation and oversight. Non-U.S. stock markets may decline due to conditions specific to an individual country, including unfavorable economic conditions relative to the United States. There may be increased risk of delayed transaction settlement or security certificate loss.

Nasdaq-100 Index Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Nasdaq-100 Index Fund | Risk Money Market Fund Price Fluctuates [Member]
Prospectus [Line Items]
Risk [Text Block]	You should expect the Fund’s share price and total return to fluctuate within a wide range.
U.S. Government Securities Fund | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Debt security prices may decline due to rising interest rates. The price of debt securities with longer maturities is typically affected more by rising interest rates than the price of debt securities with shorter maturities.

U.S. Government Securities Fund | Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Call Risk. If interest rates fall, issuers of callable bonds may repay securities with higher interest rates before maturity. This could cause the Fund to lose potential price appreciation and reinvest the proceeds in securities with lower interest rates or more credit risk.

U.S. Government Securities Fund | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The chance that declining interest rates will reduce the amount of income paid by the Fund over long periods of time.
U.S. Government Securities Fund | Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Manager Risk. Shelton Capital Management’s opinion about the intrinsic worth or creditworthiness of an issuer or security may be incorrect or the market may continue to undervalue an issuer or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

U.S. Government Securities Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

U.S. Government Securities Fund | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience volatility in recent months and years due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, technological developments such as artificial intelligence, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of global pandemics. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to market volatility and may do so in the future. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

U.S. Government Securities Fund | Prepayment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Prepayment Risk. Similar to call risk. In the case of GNMA securities, payments to the Fund are based on payments from the underlying mortgages. During periods where homeowners refinance their mortgages, these securities are paid off and the Fund may have to reinvest the principal in lower yielding securities. This would reduce the income generated from the portfolio.

U.S. Government Securities Fund | U.S. Government Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government Securities Risk. The U.S. Government agency securities in which the Fund may invest include securities issued by the Government National Mortgage Association (“Ginnie Mae”). Securities issued by Ginnie Mae are backed by the full faith and credit of the U.S. Government. Other U.S. Government securities are supported only by the credit of the issuer or instrumentality. There is a risk that the U.S. government will not provide financial support to U.S. government agencies or instrumentalities if it is not obligated to do so by law.

U.S. Government Securities Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund, and the Fund could underperform other investments.
U.S. Government Securities Fund | Risk Money Market Fund Price Fluctuates [Member]
Prospectus [Line Items]
Risk [Text Block]	You should expect the Fund’s share price and total return to fluctuate within a wide range.
The United States Treasury Trust | Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Interest Rate Risk. Debt security prices may decline due to rising interest rates. The price of debt securities with longer maturities is typically affected more by rising interest rates than the price of debt securities with shorter maturities.

The United States Treasury Trust | Income Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Income Risk. The chance that declining interest rates will reduce the amount of income paid by the Fund.
The United States Treasury Trust | Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Manager Risk. Shelton Capital Management’s opinion about the intrinsic worth or creditworthiness of an issuer or security may be incorrect or the market may continue to undervalue an issuer or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

The United States Treasury Trust | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

The United States Treasury Trust | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience volatility in recent months and years due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, technological developments such as artificial intelligence, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of global pandemics. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to market volatility and may do so in the future. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

The United States Treasury Trust | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund, and the Fund could underperform other investments.
The United States Treasury Trust | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
The United States Treasury Trust | Risk Money Market Fund May Impose Fees or Suspend Sales [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors.
The United States Treasury Trust | Risk Money Market Fund May Not Preserve Dollar [Member]
Prospectus [Line Items]
Risk [Text Block]	Although the Fund seeks to preserve the $1.00 per share price, it is possible to lose money by investing in the Fund.
The United States Treasury Trust | Risk Money Market Fund Sponsor May Not Provide Support [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Shelton Sustainable Equity Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk. The Fund may invest in securities in the green economy that cannot be traded quickly enough in the market to prevent a loss or make the required profit.
Shelton Sustainable Equity Fund | ESG Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ESG Risk. The Fund’s consideration of ESG factors as part of its investment strategy may limit the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not consider ESG factors. The Fund’s consideration of ESG factors may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds that apply different ESG standards.

Shelton Sustainable Equity Fund | Manager Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Manager Risk. Shelton Capital Management’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Shelton Capital Management may not make timely purchases or sales of securities for the Fund.

Shelton Sustainable Equity Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Shelton Sustainable Equity Fund | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced and may continue to experience volatility in recent months and years due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, technological developments such as artificial intelligence, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of global pandemics. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to market volatility and may do so in the future. Continuing market volatility as a result of recent market conditions or other events may have an adverse effect on the performance of the Fund.

Shelton Sustainable Equity Fund | Market Exposure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Exposure Risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. The Fund is primarily invested in European stock markets. As with any investment whose performance is linked to these markets, the value of an investment in the Fund will change. During a declining stock market, investment in this Fund would lose money.

Shelton Sustainable Equity Fund | Economic and Political Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

Economic and Political Risks. Many factors will affect the performance of the stock market. Two major factors are economic and political events. The impact of positive or negative events could be short-term (by causing a change in the market that is corrected in a year or less) or long-term (by causing a change in the market that may last for many years). Events may affect one sector of the economy or a single stock, but may not have a significant impact on the overall market.

Shelton Sustainable Equity Fund | LargeCap Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

LargeCap Stock Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. In addition, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Shelton Sustainable Equity Fund | MidCap Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

MidCap Stock Risk. The risk that stocks of relatively smaller capitalization within the midcap range of companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Relatively smaller capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally, the smaller the company size, the greater the risk.

Shelton Sustainable Equity Fund | SmallCap Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

SmallCap Stock Risk. The risk that stocks of smaller capitalization companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small capitalization companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

Shelton Sustainable Equity Fund | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Investing with derivatives, such as options, and equity index futures, or other futures contracts involves risks additional to and possibly greater than those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. Derivative transactions may be volatile, and can create leverage, which could cause the Fund to lose more than the amount of assets initially contributed to the transaction, if any. The Fund may not be able to close a derivatives position at an advantageous time or price. For over-the-counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund.

Shelton Sustainable Equity Fund | Non-U.S. Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Investment Risk. Securities of non-U.S. issuers (including ADRs and other securities that represent interests in a non-U.S. issuer’s securities) may be less liquid, more volatile, and harder to value than U.S. securities. Non-U.S. issuers may be subject to political, economic, or market instability or unfavorable government action in their local jurisdictions or economic sanctions or other restrictions imposed by U.S. or foreign regulators. There may be less information publicly available about non-U.S. issuers and their securities, and those issuers may be subject to lower levels of government regulation and oversight. Non-U.S. stock markets may decline due to conditions specific to an individual country, including unfavorable economic conditions relative to the United States. There may be increased risk of delayed transaction settlement or security certificate loss.

Shelton Sustainable Equity Fund | Concentration and Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration and Sector Risk. If holdings of the Fund are concentrated into a few companies or economic sectors, the fund may be more volatile than a less concentrated fund and, in the event, that the holdings perform poorly, the Fund may under-perform other investments that are less concentrated. To the extent the Fund focuses its investments in one or more sectors, the Fund will be subject, to a greater extent than if its investments were less concentrated, to the risks of volatile economic cycles and/or conditions or developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Shelton Sustainable Equity Fund | Industrials Sector Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Industrials Sector Risk. The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services and for industrial sector products in general, product obsolescence, rapid technological developments, international political and economic developments, claims for environmental damage or product liability, tax policies, and government regulation.

Shelton Sustainable Equity Fund | Non-U.S. Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-U.S. Currency Risk. Non-U.S. currencies may decline relative to the U.S. dollar, which reduces the unhedged value of securities denominated in or otherwise exposed to those currencies. Shelton Capital Management may not be able to determine accurately the extent to which a security or its issuer is exposed to currency risk.

Shelton Sustainable Equity Fund | Environmental Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Environmental Investing Risk. The Fund’s environmental criteria limits the available investments compared to similar funds that do not have the same criteria limits. Accordingly, the Fund may forego opportunities to buy certain securities when it might otherwise be advantageous to do so, or may sell securities for environmental reasons when it might be otherwise disadvantageous for it to do so.

Shelton Sustainable Equity Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Shelton Sustainable Equity Fund | Risk Money Market Fund Price Fluctuates [Member]
Prospectus [Line Items]
Risk [Text Block]	You should expect the Fund’s share price and total return to fluctuate within a wide range.